Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256500
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class A
Trading Symbol	PSRAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 3,725,684,000
Holdings Count | Holding	1,196
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%

C000256504
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class C
Trading Symbol	PSRCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$84	1.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 3,725,684,000
Holdings Count | Holding	1,196
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%

C000256503
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class R
Trading Symbol	STIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$67	1.34%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
AssetsNet	$ 3,725,684,000
Holdings Count | Holding	1,196
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%

C000256501
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class R6
Trading Symbol	STRKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30	0.59%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 3,725,684,000
Holdings Count | Holding	1,196
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%

C000256502
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class Y
Trading Symbol	STRYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,725,684,000
Holdings Count | Holding	1,196
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%